Acquisitions - Unaudited Supplemental Pro Forma Financial Information (Detail) - EMI Music Publishing ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥) ¥ / shares
Net sales	¥ 8,738,209
Operating income	801,973
Net income attributable to Sony Group Corporation's stockholders	¥ 817,629
- Basic EPS | ¥ / shares	¥ 645.53
- Diluted EPS | ¥ / shares	¥ 631.55